Drilling units (Details) - Drilling rigs - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
Opening balance	$ 6,714.0	$ 6,599.0
Additions	111.1	115.0
Closing balance	6,825.1	6,714.0	$ 6,599.0
Accumulated depreciation
Opening balance	(1,708.4)	(1,428.1)
Depreciation	(275.9)	(280.3)	(274.9)
Closing balance	(1,984.3)	(1,708.4)	(1,428.1)
Net Book Value	4,840.8	5,005.6	5,170.9
Depreciation	$ (275.9)	$ (280.3)	$ (274.9)